August 29, 2017

Nathan Greene
212.848.4668
ngreene@shearman.com

VIA EDGAR

Mr. John Grzeskiewicz
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Ironwood Institutional Multi-Strategy Fund LLC (File Nos. 333-197489 and 811-22463) Ironwood Multi Strategy Fund LLC (File Nos. 333-197488 and 811-22464)

Dear Mr. Grzeskiewicz,

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of Ironwood Institutional Multi-Strategy Fund LLC (the “Master Fund”) and Ironwood Multi Strategy Fund LLC (the “Feeder Fund” and with Master Fund, collectively, the “Funds”) are registration statements on Form N-2 (the “Registration Statements”) in connection with each Fund’s annual update of its registration filing.  The Funds have each filed electronically a Post-effective amendment under both the 1940 Act and the Securities Act of 1933 (the “1933 Act”) pursuant to Section 8(c) of the 1933 Act by closed-end investment companies on Form N-2 (and listed as a EDGAR POS 8C filing).

The Registration Statements transmitted with this letter contain conformed signature pages, the manually executed originals of which are maintained at the office of the Funds.

Any questions should be directed to the undersigned at 212.848.4668 or Yizhou Xu at 212.848.7485.

Sincerely,

/s/ Nathan Greene
Nathan Greene